Sources of finance - Analysis of Future Anticipated Cash Flows Related to Debt (Detail) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows		£ (13,915.7)	£ (16,875.9)
Effect of discounting/financing rates		1,070.4	1,793.4
Debt financing		(12,845.3)	(15,082.5)
Borrowings [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows		(324.8)	(748.4)
Borrowings [member] | Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows		(204.0)	(596.8)
Borrowings [member] | Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows		(692.1)	(937.1)
Borrowings [member] | Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows		(726.3)	(742.5)
Borrowings [member] | Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows		(634.2)	(786.8)
Borrowings [member] | Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows		(2,761.9)	(4,199.7)
Borrowings [member] | Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows		(5,343.3)	(8,011.3)
Bank overdrafts [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	[1]	£ (8,572.4)	£ (8,864.6)

[1]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies of the consolidated financial statements.